Note 4 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Net loss	$(1,414)	$(978)	$(6,988)	$(1,799)
Weighted average shares outstanding—basic and diluted	36,623,132	30,126,755	34,412,064	30,058,942
Basic and diluted net loss per share	$(0.04)	$(0.03)	$(0.20)	$(0.06)

	December 31,
	2016	201 5
Net loss	$(5,112)	$(4,927)
Weighted average shares outstanding—basic and diluted	31,068,765	14,073,174
Basic and diluted net loss per share	$(0.16)	$(0.35)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Employee and non-employee stock options	6,839,600	3,163,600	6,839,600	3,163,600
Common shares issuable upon conversion of notes payable and accrued interest	3,102,872	2,466,667	3,102,872	2,466,667
Common shares issuable under common stock purchase warrants	3,515,500	3,525,500	3,515,500	3,525,500

	Year Ended December 31,
	2016	2015
Employee and non-employee stock options	7,019,600	3,463,600
Estimated common shares issuable upon conversion of notes payable	2,466,667	2,466,667
Common shares issuable under common stock purchase warrants	3,615,000	2,550,000
	13,101,267	8,480,267